Derivative Financial Instruments (Details) $ in Millions		12 Months Ended
	Aug. 05, 2013 USD ($) instrument	Dec. 31, 2013 USD ($) instrument	Dec. 31, 2015 instrument	Dec. 31, 2014 instrument
Fair value of derivative instruments
Derivative, Notional Amount			0	0
Other Noninterest Income
Fair value of derivative instruments
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net | $		$ 3
Cross currency interest rate
Fair value of derivative instruments
Derivative, Notional Amount		0
AIGFP | Affiliated companies | Cross currency interest rate
Fair value of derivative instruments
Derivative, Notional Amount	0
AIGFP | Affiliated companies | Cross currency interest rate | Other Noninterest Income
Fair value of derivative instruments
Loss recorded in other revenues - other on termination | $	$ 2	$ 2